TRADE RECEIVABLES	12 Months Ended
Feb. 28, 2017
TRADE RECEIVABLES
TRADE RECEIVABLES

5. TRADE RECEIVABLES

        The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers. The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base.

	February 28, 2017	February 29, 2016
Trade receivables	12,099	19,209
Allowance for doubtful accounts	(223)	(223)

Total trade receivables	11,876	18,986

        As at February 28, 2017, three customers exceeded 10% of the total receivable balance. These customers represented 21%, 17% and 15% of the trade receivables balance [2016 – two customers represented 52% and 16% of the trade receivables balance].

        Included in general and administrative expenses is an expense of $82 related to bad debt expense for the year ended February 28, 2017 [2016 – expense of $240].